Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of future payments
The following table summarizes the Company’s commitments as at December 31, 2019 (1):

	2020	2021	2022	2023	2024	Thereafter
Product transportation (2) (3)	$730	$722	$637	$726	$699	$7,907
North West Redwater Partnership service toll (4)	$133	$167	$157	$164	$156	$2,815
Offshore vessels and equipment	$69	$63	$9	$—	$—	$—
Field equipment and power	$27	$21	$20	$21	$20	$249
Other	$26	$20	$17	$17	$17	$30

(1)	Subsequent to the adoption of IFRS 16, the Company reports its payments for lease liabilities in the maturity table in note 19.

(2)	On June 27, 2019, the Company assumed $2,381 million of product transportation commitments related to the acquisition of assets from Devon.

(3)
Includes commitments pertaining to a 20 year product transportation agreement on the Trans Mountain Pipeline Expansion. In addition, the Company has entered into certain product transportation agreements on pipelines that have not yet received regulatory and other approvals. The Company may be required to reimburse certain construction costs to the service provider under certain conditions.

(4)
Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt portion of the monthly cost of service tolls, which currently consists of interest and fees, with principal repayments beginning in 2020. Included in the cost of service tolls is $1,260 million of interest payable over the 30 year tolling period (see note 10).